Note 4 - Due To Related Party	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes
Note 4 - Due To Related Party

NOTE 4 - DUE TO RELATED PARTY

The company is indebted to its officer for advances. Repayment is on demand without interest. The balance was $136,887 at March  31, 2016 and $140,396 at December 31, 2015.

NOTE 4 - DUE TO RELATED PARTY

The company is indebted to its officer for advances. Repayment is on demand without interest. The balance was $140,396 at December 31, 2015 and $150,637 at December 31, 2014